Income taxes - Shareholders' equity tax accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 7,839,441	$ 7,463,390	$ 6,142,905
Contributed capital account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	4,694,822	4,584,512	4,458,342
Net consolidated tax profit account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 3,144,619	$ 2,878,878	$ 1,684,563